Accruals and Other Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounts Payable and Accrued Liabilities, Current [Abstract]
Accruals and Other Liabilities
12.	Accruals and Other Liabilities
Accruals and other liabilities consisted of the following:

	As of December 31,	As of March 31,
	2020	2021
Withholding individual income tax related to the vested RSUs	—	815,689
Payables for purchase of property, plant and equipment	596,527	496,740
Employee compensation payable	326,081	358,031
Payables for marketing events	362,570	286,106
Payable for R&D expenses	197,751	260,448
Accrued expenses	145,174	130,057
Deposits from third parties	108,301	104,433
Non-controlling interests (i)	98,010	98,010
Refundable deposit from customers	213,928	72,928
Warranty	31,594	45,052
Interest payables	61,997	32,949
Others	114,232	138,386

Total	2,256,165	2,838,829

Accrued expenses primarily reflected receipts of goods and services that the Group had not been invoiced yet. As the Group are invoiced for these goods and services, this balance will reduce and accounts payable will increase.
(i) On September 19, 2019, the Group entered into a partnership agreement with Guangzhou Industrial Transformation and Upgrading Development Fund Co., Limited (“Industrial Fund”) and Shenzhen Antuo Hengyuan Fund management Co., Limited (“Shenzhen Antuo”) to set up a limited liability partnership entity (the “Kunpeng Kechuang LLP”). Industrial Fund and Shenzhen Antuo subscribed for RMB98,000 and RMB10 paid in capital in Kunpeng Kechuang LLP with 24.5% and 0.0025%, of the shares, respectively. On October 22, 2019 and October 24, 2019, Industrial Fund and Shenzhen Antuo injected RMB98,000 and RMB10 in cash to Kunpeng Kechuang LLP, respectively. Pursuant to the investment agreement, Industrial Fund and Shenzhen Antuo do not have substantive participating rights to Kunpeng Kechuang LLP nor are able to transfer their interest in Kunpeng Kechuang LLP to other third party. In addition, at any time within three years the Group is entitled to upon its request or is obligated to upon Industrial Fund’s request to purchase from Industrial Fund all of its interest in Kunpeng Kechuang LLP at its investment amount paid plus interest calculated at the current annual interest rate of the
3-year
Treasury Bond in the PRC. Upon exit of Industrial Fund, Kunpeng Kechuang LLP will be dissolved and Shenzhen Antuo will be entitled to its investment amount paid amounted to RMB10. As such, the Group consolidates Kunpeng Kechuang LLP. The investments by Industrial Fund and Shenzhen Antuo are accounted for as a liability because liability classification is required when the Group enters into a purchased call and written put with the non-controlling interests holders, and the put and call have the same fixed exercise price and exercise dat
e
.

12. Accruals and Other Liabilities
Accruals and other liabilities consisted of the following:

	As of December 31,
	2019	2020
Payables for purchase of property, plant and equipment	831,644	596,527
Payables for marketing events	83,552	362,570
Employee compensation payable	199,515	326,081
Refundable deposit from customers	9,557	213,928
Payable for R&D expenses	257,473	197,751
Accrued expenses	107,712	145,174
Deposits from third parties	62,696	108,301
Noncontrolling interests	98,010	98,010
Interest payables	23,315	61,997
Warranty	8,380	31,594
Advances from customers	37,478	5,437
Others	36,663	108,795

Total	1,755,995	2,256,165

Accrued expenses primarily reflected receipts of goods and services that the Group had not been invoiced yet. As the Group are invoiced for these goods and services, this balance will reduce and accounts payable will increase.
(i) On September 19, 2019, the Group entered into a partnership agreement with Guangzhou Industrial Transformation and Upgrading Development Fund Co., Limited (“Industrial Fund”) and Shenzhen Antuo Hengyuan Fund management Co., Limited (“Shenzhen Antuo”) to set up a limited liability partnership entity (the “Kunpeng Kechuang LLP”). Industrial Fund and Shenzhen Antuo subscribed for RMB98,000 and RMB10 paid in capital in Kunpeng Kechuang LLP with 24.5% and 0.0025%, of the shares, respectively. On October 22, 2019 and October 24, 2019, Industrial Fund and Shenzhen Antuo injected RMB98,000 and RMB10 in cash to Kunpeng Kechuang LLP, respectively. Pursuant to the investment agreement, Industrial Fund and Shenzhen Antuo do not have substantive participating rights to Kunpeng Kechuang LLP nor are able to transfer their interest in Kunpeng Kechuang LLP to other third party. In addition, at any time within three years the Group is entitled to upon its request or is obligated to upon Industrial Fund’s request to purchase from Industrial Fund all of its interest in Kunpeng Kechuang LLP at its investment amount paid plus interest calculated at the current annual interest rate of the
3-year
Treasury Bond in the PRC. Upon exit of Industrial Fund, Kunpeng Kechuang LLP will be dissolved and Shenzhen Antuo will be entitled to its investment amount paid amounted to RMB10. As such, the Group consolidates Kunpeng Kechuang LLP. The investments by Industrial Fund and Shenzhen Antuo are accounted for as a liability because liability classification is required when the Group enters into a purchased call and written put with the noncontrolling interests holders, and the put and call have the same fixed exercise price and exercise date.